Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 1,054,431	$ 52,758
Consumption tax payable – Japan	196,847	240,724
Accrued taiwan business tax (Note 17)	496,607
VAT and other taxes – PRC	26,713
Total tax payable	$ 1,774,598	$ 293,482